PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:

  The Pacholder Fund, Inc. (the "Fund") posted strong results for the first quarter of 1999. For the quarter ended March 31, 1999, the Fund recorded a to-tal return of 4.36%, compared to the CS First Boston High Yield IndexTM (the "Index") total return of 1.64%, outperforming the Index by 272 basis points. The Fund's strong performance for the quarter is attributable in part to the portfolio repositioning we accomplished in the latter part of 1998 and to the valuation recovery of some of our investments from significantly depressed lev-els last fall. In addition, the Fund benefited from its higher exposure, rela-tive to the Index, to the single B segment of the market, which outperformed both the double B and triple C sectors.

Overview of First Quarter 1999
  The spread-to-Treasuries of the Index tightened throughout the quarter from 657 basis points on December 31, 1998 to 605 basis points on March 31, 1999. Although the average price of the Index fell from 91.07% to 89.84% of par dur-ing the quarter, the strong relative performance was attributable to a signifi-cant sell-off in the Treasury market. For example, the 10-year Treasury Note posted a -3.27% return for the quarter due to the increase in yields to 5.24% from 4.65%, returning to levels not seen since last July. As a result of the relative strength in the high yield market and the increase in Treasury rates, the yield premium of the Index continued its downward trend from 141% on Decem-ber 31, 1998 to 116% on March 31, 1999. Even with this reduction, the yield premium of the high yield index is still relatively high when compared to the average yield premium since 1989 of 74 basis points. Yield premium is calcu-lated by dividing the yield spread between the comparable Treasury rate and the Index by the comparable Treasury rate. The strong relative performance of the high yield market is not surprising given the fact that the economy is healthy, commodity prices have recovered, stock market valuations have been strong, and merger and acquisition activity has been high.

  Our outlook going into the first quarter of this year was that the high yield market provided exceptionally attractive opportunities on a relative value ba-sis compared to other fixed income alternatives. Because of our strong convic-tion on the value present in the high yield market, in January we initiated a rights offering for our common shareholders to capitalize on this opportunity. We are pleased to report that the Fund successfully completed the offering on March 18, 1999. The offering was oversubscribed and raised approximately $33.7 for the Fund. In addition, the Fund privately placed a $21 million 6.46% Series E Preferred Stock in conjunction with the rights offering to maintain the lev-erage on the Fund's portfolio at approximately 33% of total capital.

  As a result of these events, combined with the appreciation of the portfolio value, the Fund closed the first quarter with assets of approximately $214 mil-lion. We invested a significant portion of the proceeds from the rights offer-ing during the latter half of March and completed the process in the first weeks of April. The Fund is currently fully invested in the high yield market. We are pleased with the timing of the rights offering and our ability to make attractive investments with the proceeds. The offering allowed us to increase the Fund's exposure to companies in which it already was invested and also to add new investments that we believe enhance the diversification and total re-turn potential of the Fund.

Performance Summary
  The performance of the Fund as compared to the Index is illustrated in the following table.

----------------------------------------------------------------------------
                            Performance Comparison*
                  (For the three months ended March 31, 1998)
----------------------------------------------------------------------------

                                                     Since
                                        Three      Inception
                                        Months    (Annualized)**
----------------------------------------------------------------------------
Pacholder Fund, Inc.***                 4.36%        11.40%
----------------------------------------------------------------------------
CS First Boston High Yield Index/TM/    1.64%        10.56%
----------------------------------------------------------------------------

* The CS First Boston High Yield Index/(TM)/ is an unmanaged index that is widely used as a measurement of high yield market performance. These figures assume reinvestment of interest, dividends, and capital gains distributions and participation in rights offerings, as applicable. Past performance is no guarantee of future results.

** Inception date -- November 11, 1988.

***Return based on Net Asset Value.

  As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

/s/ Anthony L. Longi, Jr.

Anthony L. Longi, Jr.
President

April 30, 1999
--------------------------------------
DIVIDEND REINVESTMENT PLAN

  The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Firstar Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, (800) 637-7549.

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 84.9%
AUTO PARTS & EQUIPMENT -- 3.3%
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%,
 3/1/09                                            $ 1,500 $  1,490,625   0.7%
Harvard Industries, Inc., Sr Sec Nt, 14.5%,
 9/1/03                                              1,500    1,530,000   0.7
Hayes Lemmerz Intl, Inc., Sr Sub Nt, 9.125%,
 7/15/07                                             1,500    1,571,250   0.7
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                             1,350    1,417,500   0.7
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07                                    1,000    1,005,000   0.5
                                                           ------------   ---
                                                              7,014,375   3.3
BROADCAST RADIO & TV -- 9.7%
Ackerly Group, Inc., Sr Sub Nt, 9%, 1/15/09/2/       1,000    1,032,500   0.5
Benedek Communications Corp., Sr Disc Nt,
 0/13.25%, 5/15/06                                   2,000    1,520,000   0.7
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07                                              1,500    1,646,250   0.8
Cumulus Media, Inc., Sr Sub Nt, 10.375%, 7/1/08      2,550    2,754,000   1.3
Granite Broadcasting Corp., Sr Sub Nt, 10.375%,
 5/15/05                                             2,375    2,475,938   1.2
Lamar Advertising Co., Sr Sub Nt, 9.25%, 8/15/07     1,000    1,077,500   0.5
LIN Holdings Corp., Sr Disc Nt, 0/10%, 3/1/08        1,000      705,000   0.3
LIN Television Corp., Sr Sub Nt, 8.375%, 3/1/08      1,000      998,750   0.5
Radio One, Inc., Sr Sub Nt, 7/12%, 5/15/04           2,220    2,264,400   1.0
Salem Communications, Sr Sub Nt, 9.5%, 10/1/07       1,000    1,065,000   0.5
Spanish Broadcasting System, Sr Nt, 7.5/12.5%,
 6/15/02                                               500      555,000   0.3
Spanish Broadcasting System, Sr Nt, 11%, 3/15/04     1,625    1,771,250   0.8
Tri-State Outdoor Media, Sr Nt, 11%, 5/15/08         1,250    1,303,125   0.6
Young Broadcasting Inc., Sr Sub Nt, 8.75%,
 6/15/07                                             1,500    1,537,500   0.7
                                                           ------------   ---
                                                             20,706,213   9.7

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
BUILDING -- 3.2%
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                            $ 1,000 $  1,020,000   0.5%
Fedders North America, Inc., Sr Sub Nt, 9.375%,
 8/15/07                                             1,500    1,537,500   0.7
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07       1,250    1,328,125   0.6
MMI Products, Inc., Sr Sub Nt, Add On, 11.25%,
 4/15/07/2/                                            250      265,625   0.1
Omega Cabinets, Ltd, Sr Sub Nt, 10.5%, 6/15/07       1,750    1,741,250   0.8
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07       1,000    1,035,000   0.5
                                                           ------------   ---
                                                              6,927,500   3.2
BUSINESS SERVICES & EQUIPMENT -- 2.9%
Iron Mountain, Inc., Sr Sub Nt, 8.75%, 9/30/09       1,125    1,158,750   0.5
Knoll Inc., Sr Sub Nt, 10.875%, 3/15/06              1,525    1,677,500   0.8
Pierce Leahy Command Corp., Sr Nt. 8.125%,
 5/15/08                                             1,000      980,000   0.5
Pierce Leahy Corp., Sr Sub Nt, 11.125%, 7/15/06      1,375    1,529,688   0.7
United Stationers Supply Co., Sr Sub Nt, 12.75%,
 5/1/05                                                833      922,548   0.4
                                                           ------------   ---
                                                              6,268,486   2.9
CABLE TELEVISION -- 1.8%
Avalon Cable of Michigan, LLC, Sr Sub Nt, 9.375%,
 12/1/08/2/                                          1,000    1,048,750   0.5
Classic Communications, Inc., Sr Nt w/ warrant,
 0/13.25%, 8/1/09/2/                                 1,750    1,225,000   0.5
Fundy Cable Ltd., Sr Nt, 11%, 11/15/05               1,500    1,623,750   0.8
                                                           ------------   ---
                                                              3,897,500   1.8

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
CHEMICALS/PLASTIC -- 4.2%
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04   $ 1,750 $  1,846,250   0.9%
Indesco International, Inc., Sr Sub Nt, 9.75%,
 4/15/08                                             1,750    1,478,750   0.7
Philipp Brothers Chemicals, Inc., Sr Sub Nt,
 9.875%, 6/1/08                                      1,750    1,715,000   0.8
Polymer Group, Inc., Sr Sub Nt, 9%, 7/1/07           1,500    1,518,750   0.7
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05       1,250    1,290,625   0.6
Tekni-Plex Inc., Sr Sub Nt, 9.25%, 3/1/08            1,000    1,022,500   0.5
                                                           ------------   ---
                                                              8,871,875   4.2
CLOTHING & TEXTILE -- 1.2%
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08                                      2,500    2,462,500   1.2
                                                           ------------   ---
CONTAINERS & GLASS PRODUCTS -- 0.2%
Packaging Corp., Sr Sub Nt, 9.625%, 4/1/09/2/          500      500,000   0.2
                                                           ------------   ---
COSMETICS/TOILETRIES -- 0.2%
JB Williams Holdings Inc., Sr Nt, 12%, 3/1/04          375      380,625   0.2
                                                           ------------   ---
DRUGS -- 1.3%
King Pharmaceutical, Inc., Sr Sub Nt, 10.75%,
 2/15/09/2/                                          1,250    1,275,000   0.6
NBTY, Inc., Sr Sub Nt, 8.625%, 9/15/07               1,000      935,000   0.4
Twin Laboratories, Inc., Sr Sub Nt, 10.25%,
 5/15/06                                               650      679,250   0.3
                                                           ------------   ---
                                                              2,889,250   1.3
ECOLOGICAL SERVICES & EQUIPMENT -- 1.6%
American Eco Corp., Sr Nt, 9.625%, 5/15/08           1,500      877,500   0.4
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03                                            1,500    1,065,000   0.5
Norcal Waste Systems, Sr Nt, 13.5%, 11/15/05         1,250    1,375,000   0.7
                                                           ------------   ---
                                                              3,317,500   1.6

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
ELECTRONICS/ELECTRIC -- 5.0%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07            $ 1,500 $  1,470,000   0.7%
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04                                             1,850    1,776,000   0.8
Dialog Corp., Sr Sub Nt, 11%, 11/15/07               1,500    1,436,250   0.7
Elgar Holdings, Inc., Sr Nt, 9.875%, 2/1/08          1,000      800,000   0.4
Viasystems, Inc., Sr Sub Nt, 9.75%, 6/1/07           2,250    2,137,500   1.0
Wesco Distribution, Inc., Sr Sub Nt, 9.125%,
 6/1/08                                              2,500    2,587,500   1.2
Windmere-Durable Holdings, Inc., Sr Sub Nt, 10%,
 7/31/08                                               500      457,500   0.2
                                                           ------------   ---
                                                             10,664,750   5.0
EQUIPMENT LEASING -- 1.6%
Coinmach Corp., Ser D Sr Nt, 11.75%, 11/15/05        1,700    1,872,125   0.9
United Rentals, Inc., Sr Sub Nt, 9.5%, 6/1/08        1,000    1,010,000   0.5
United Rentals, Inc., Sr Sub Nt, 9%, 4/1/09/2/         500      500,000   0.2
                                                           ------------   ---
                                                              3,382,125   1.6
FOOD SERVICE -- 5.3%
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03                                             1,250    1,118,750   0.5
American Rice, Inc., Bank Debt, 10.75%, 5/31/99        569      337,757   0.1
Apple South, Inc., Sr Nt, 9.75%, 6/1/06              1,500    1,481,250   0.7
Domino's, Inc., Sr Sub Nt, 10.375%, 1/15/09/2/       1,625    1,677,813   0.8
Foodmaker Corp., Sr Nt, 9.75%, 11/1/03               1,000    1,030,000   0.5
Fresh Foods, Inc., Sr Nt, 10.75%, 6/1/06             2,500    2,481,250   1.2
Host Marriott Travel Plaza, Sr Nt, 9.5%, 5/15/05     1,250    1,312,500   0.6
TPI Enterprises, Sub Deb, 8.25%, 7/15/02             1,440      828,000   0.4
Volume Services America, Inc., Sr Sub Nt, 11.25%,
 3/1/09/2/                                           1,000    1,022,500   0.5
                                                           ------------   ---
                                                             11,289,820   5.3

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
FOREST PRODUCTS -- 4.2%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07   $ 4,000 $  4,240,000   2.0%
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                             2,000    1,100,000   0.5
Four M Corp., Sr Nt, 12%, 6/1/06                     1,000      760,000   0.4
Millar Western Forest Products Ltd, Sr Nt,
 9.875%, 5/15/08                                     2,125    1,891,250   0.9
Riverwood Int'l Corp., Sr Nt, 10.875%, 4/1/08        1,000      967,500   0.4
                                                           ------------   ---
                                                              8,958,750   4.2
HEALTH CARE -- 2.2%
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08                                          1,600    1,600,000   0.7
Rose Hills Co., Sr Sub Nt, 9.5%, 11/15/04            1,750    1,478,750   0.7
Rural/Metro Corp., Sr Nt, 7.875%, 3/15/08            1,750    1,614,375   0.8
                                                           ------------   ---
                                                              4,693,125   2.2
HOME FURNISHINGS -- 0.5%
Home Products Intl, Inc., Sr Sub Nt, 9.625%,
 5/15/08                                             1,000      965,000   0.5
                                                           ------------   ---
HOTEL & CASINOS -- 2.2%
Aladdin Gaming, Sr Disc Nt, 0/13.5%, 3/1/10          2,750      948,750   0.4
Harrahs Operating Co., Inc., Sr Nt, 7.875%,
 12/15/05                                            1,000    1,006,749   0.5
Hollywood Park, Inc., Sr Sub Nt, 9.5%, 8/1/07        1,250    1,281,250   0.6
Prime Hospitality Corp., Sr Sub Nt, 9.75%, 4/1/07    1,375    1,416,250   0.7
                                                           ------------   ---
                                                              4,652,999   2.2

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets

------------------------------------------------------------------------------
INDUSTRIAL EQUIPMENT -- 4.0%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08    $ 1,500 $  1,395,000   0.7%
Columbus McKinnon Corp., Sr Sub Nt, 8.5%, 4/1/08    1,250    1,228,125   0.6
Elgin National Industries, Sr Nt, 11%, 11/1/07      1,000    1,005,000   0.5
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                           2,000    2,025,000   0.9
Jackson Products, Inc., Sr Sub Nt, 9.5%, 4/15/05    1,500    1,500,000   0.7
Precision Partners, Inc., Sr Sub Nt, 12%,
 3/15/09/2/                                         1,175    1,192,625   0.5
Spincycle, Inc., Sr Disc Nt, 0/12.75%, 5/1/05         750      285,000   0.1
                                                          ------------   ---
                                                             8,630,750   4.0
LEISURE -- 2.6%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                   1,500    1,485,000   0.7
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06             1,520    1,611,200   0.7
SFX Entertainment, Inc., Sr Sub Nt, 9.125%,
 12/1/08/2/                                         2,500    2,556,250   1.2
                                                          ------------   ---
                                                             5,652,450   2.6
NON-FERROUS METALS -- 2.0%
Easco Corp., Sr Nt, 10%, 3/15/01                    1,000    1,016,250   0.5
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27       1,000      550,000   0.3
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09/2/       1,625    1,576,250   0.7
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03             1,000    1,040,000   0.5
                                                          ------------   ---
                                                             4,182,500   2.0

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
OIL & GAS -- 2.1%
Giant Industries Inc., Sr Sub Nt, 9.75%, 11/15/03  $   875 $    857,500   0.4%
Giant Industries Inc., Sr Sub Nt, 9%, 9/1/07         1,000      900,000   0.4
Northern Offshore ASA, Sr Nt, 10%, 5/15/05/2/        1,000      380,000   0.1
TransContinental Corp., Sr Sec Nt, 15%,
 12/1/03/2/                                          1,500    1,470,000   0.7
TransContinental Corp., Sr Sec Nt, Add On, 15%,
 12/1/03/2/                                          1,000      980,000   0.5
                                                           ------------   ---
                                                              4,587,500   2.1
PUBLISHING -- 4.1%
Liberty Group Publishing, Inc., Sr Sub Nt,
 9.375%, 2/1/08                                      2,000    2,000,000   0.9
Liberty Group Publishing, Inc., Sr Disc Nt,
 0/11.625%, 2/1/09                                   1,125      658,125   0.3
Perry-Judd, Sr Sub Nt, 10.625%, 12/15/07             2,750    2,860,000   1.3
Phoenix Color Corp., Sr Sub Nt, 10.375%,
 2/1/09/2/                                           2,250    2,266,875   1.1
RH Donnelley, Inc., Sr Sub Nt, 9.125%, 6/1/08        1,000    1,055,000   0.5
                                                           ------------   ---
                                                              8,840,000   4.1
RETAILERS -- 3.1%
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                              1,500    1,552,500   0.7
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%,
 3/1/08                                              1,750    1,750,000   0.8
Herff Jones Inc., Sr Sub Nt, 11%, 8/15/05            1,250    1,356,250   0.6
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07                                              2,000    2,090,000   1.0
                                                           ------------   ---
                                                              6,748,750   3.1
STEEL -- 1.0%
NS Group, Inc., Sr Nt, 13.5%, 7/15/03                2,000    2,100,000   1.0
                                                           ------------   ---

                                                                       Percent
                                                    Par                of Net
Description                                        (000)     Value     Assets

------------------------------------------------------------------------------
TELECOMMUNICATIONS/CELLULAR COMMUNICATION -- 13.1%
Arch Communications Group, Inc., Sr Nt, 12.75%,
 7/1/07                                           $   750 $    675,000   0.3%
Arch Communications Group, Inc., Sr Nt, 14%,
 11/1/04                                            1,250    1,250,000   0.6
CCPR Services, Inc., Sr Sub, 10%, 2/1/07            2,250    2,317,500   1.1
Centennial Cellular, Sr Sub Nt, 10.75%,
 12/15/08/2/                                        2,375    2,493,750   1.2
Convergent Communications, Inc., Sr Nt, 13%,
 4/1/08                                             3,750    2,587,500   1.2
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%, 3/1/08     5,000    1,350,000   0.6
Dobson/Sygnet Communications Corp., Sr Nt,
 12.25%, 12/15/08/2/                                1,750    1,872,500   0.9
FaciliCom International, Sr Nt, 10.5%, 1/15/08      2,000    1,580,000   0.7
GCI, Inc., Sr Nt, 9.75%, 8/1/07                     2,250    2,317,500   1.1
Metrocall Inc., Sr Sub Nt, 10.375%, 10/1/07         2,000    1,780,000   0.8
MobileMedia Communications, Inc., Bank Debt,
 7.44%, 11/1/07                                     2,477    2,352,842   1.1
MobileMedia Communications, Inc., Sr Sub Nt,
 9.375%, 11/1/07/4/                                 1,175      129,250   0.1
MobileMedia Communications, Inc., Sr Sub Nt,
 0/10.5%, 12/1/03/4/                                1,000       80,000   0.0
Paging Network do Brasil Holding Co. LLC, Sr Nt,
 13.5%, 6/6/05                                        500      215,000   0.1
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08               1,000      540,000   0.2*
Phonetel Technologies, Inc., Sr Nt, 12%,
 12/15/06/4/                                        3,450    1,276,500   0.6
Price Communications Wireless, Inc., Sr Sec Nt,
 9.125%, 12/15/06                                   1,000    1,040,000   0.5
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08    2,050    2,137,125   1.0
Splitrock Services, Inc., Sr Nt, 11.75%, 7/15/08    2,250    2,148,750   1.0
                                                          ------------  ----
                                                            28,143,217  13.1

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    Shares/             Percent
                                                      Par               of Net
Description                                          (000)     Value    Assets

-------------------------------------------------------------------------------
TRANSPORTATION -- 2.3%
Holt Group, Sr Nt, 9.75%, 1/15/06/2/                $ 1,000 $   681,250   0.3%
Moran Transportation Co., Bank Debt, 8.25%,
 12/31/05                                             2,500   2,500,000   1.2
Moran Transportation Co., 1st Mtg, 11.75%, 7/15/04    1,500   1,635,000   0.8
                                                            -----------  ----
                                                              4,816,250   2.3
Total Corporate Debt Securities
 (amortized cost $185,674,678)                              181,543,810  84.9
                                                            -----------  ----
EQUITY INVESTMENTS -- 1.8%
Aladdin Gaming/Capital Corp., Warrants,
 3/1/10/1/,/3/                                       27,500           0   0.0%
Allegiance Telecom, Inc., Warrants, 2/3/08/1/,/3/     1,000           0   0.0
Arch Communications Group, Inc., Common Stock/1/     39,795      54,718   0.0
Concentric Network Corp., Pfd, 13.5% PIK, 6/1/10      1,100   1,171,500   0.6
Convergent Communications, Inc., Warrants,
 4/1/08/1/,/3/                                        8,000      40,000   0.0
DTI Holdings, Inc., Warrants, 3/1/08/1/,/3/          25,000           0   0.0
Glasstech, Inc., Warrants, 6/30/04/1/,/3/             1,000           0   0.0
Gulf States Steel, Warrants, 4/15/03/1/,/2/             500           0   0.0
Harvard Industries, Inc., Common Stock/1/            41,199     329,591   0.2
International Wireless Comm, Warrants,
 8/15/01/1/,/3/                                       1,000           0   0.0
Optel, Inc., Class C Common Stock/1/                    750      15,000   0.0
Orion Network Systems, Warrants, 1/15/07/1/,/3/       1,250           0   0.0
Paging Network do Brasil Holding Co. LLC,
 Warrants/1/,/3/                                        500           0   0.0
Pathnet, Inc., Warrants, 4/15/08/1/,/3/               1,000           0   0.0
Paxson Communications, Pfd, 12.5% PIK, 10/31/06       1,000     920,036   0.5
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10       1,087   1,073,847   0.5
Sabreliner Corp., Warrants, 4/15/03/1/,/3/              500           0   0.0
San Jacinto Holdings, Common Stock/1/,/3/             2,246           0   0.0
Spincycle, Inc., Warrants, 5/1/05/1/,/3/                750           0   0.0
Splitrock Services, Inc., Warrants, 7/15/08/1/        1,250      75,000   0.0
TransContinental Corp, Pfd, 6%/1/                    60,000      40,980   0.0
TransContinental Corp, Pfd, 3%/1/                    41,494      28,340   0.0

                                                    Shares/             Percent
                                                      Par               of Net
Description                                          (000)     Value    Assets

-------------------------------------------------------------------------------
EQUITY INVESTMENTS (continued)
TCR Holding Corp., Pfd, Class B/1/                   50,747 $     3,045   0.0%
TCR Holding Corp., Pfd, Class C/1/                   27,911       1,563   0.0
TCR Holding Corp., Pfd, Class D/1/                   73,583       3,900   0.0
TCR Holding Corp., Pfd, Class E/1/                  152,241       9,591   0.0
US Leather Corp., Common Stock/1/                    93,269      93,269   0.0
                                                            -----------  ----
Total Equity Investments
 (cost $4,619,523)                                            3,860,380   1.8
                                                            -----------  ----
SECURITIES LENDING PROGRAM ASSETS -- 3.0%
Lehman Brothers Holdings, Inc. 5.275%, dated
 3/31/99, matures 4/1/99 (at amortized cost)        $ 5,349   5,348,579   2.5%
Lehman Brothers Holdings, Inc. MTN Tranche
 #TR00291, dated 3/3/98, daily resettable floating
 rate due 3/3/00 (at amortized cost)                  1,000     992,800   0.5
                                                            -----------  ----
                                                              6,341,379   3.0
                                                            -----------  ----
COMMERCIAL PAPER -- 17.0%
American Express Credit Corp., 4.87%, 4/6/99          1,000     999,053   0.5%
American Express Credit Corp., 4.87%, 4/8/99          1,000     998,783   0.5
American General Finance Corp., 4.7%, 4/5/99          1,000     999,347   0.5
Chevron Oil Finance, 4.87%, 4/8/99                    1,000     998,783   0.5
Ford Motor Credit Co., 4.89%, 4/6/99                  1,000     999,049   0.5
Ford Motor Credit Co., 4.86%, 4/6/99                  1,000     999,190   0.5
Ford Motor Credit Co., 4.89%, 4/8/99                  1,000     998,778   0.4
Ford Motor Credit Co., 4.83%, 4/14/99                 1,500   1,496,981   0.7
General Electric Capital Corp., 4.7%, 4/2/99          1,500   1,499,413   0.7
General Electric Capital Corp., 4.88%, 4/6/99         1,000     999,051   0.5
General Electric Capital Corp., 4.9%, 4/6/99          1,000     999,183   0.5
General Electric Capital Corp., 4.88%, 4/8/99         1,000     998,780   0.4
General Electric Capital Corp., 4.88%, 4/12/99        2,000   1,996,476   0.9
General Electric Capital Corp., 4.84%, 4/14/99        1,500   1,496,975   0.7
General Electric Capital Corp., 4.84%, 4/16/99        1,500   1,496,572  11.7

PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Percent
                                                   Par                 of Net
Description                                       (000)     Value      Assets

------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
General Motors Acceptance Corp., 4.65%, 4/2/99   $ 1,500 $  1,499,419     0.7%
General Motors Acceptance Corp., 4.89%, 4/6/99     1,000      999,049     0.5
General Motors Acceptance Corp., 4.89%, 4/8/99     1,000      998,778     0.4
General Motors Acceptance Corp., 4.89%, 4/12/99    2,000    1,996,468     0.9
General Motors Acceptance Corp., 4.84%, 4/14/99    1,500    1,496,975     0.7
General Motors Acceptance Corp., 4.84%, 4/16/99    1,500    1,496,572     0.7
Household Finance Corp., 4.88%, 4/6/99             1,000      999,051     0.5
Household Finance Corp., 4.88%, 4/8/99             1,000      998,780     0.4
Household Finance Corp., 4.84%, 4/12/99            2,000    1,996,504     0.9
Household Finance Corp., 4.84%, 4/14/99            1,500    1,496,975     0.7
Household Finance Corp., 4.84%, 4/16/99            1,500    1,496,572     0.7
Prudential Funding, 4.75%, 4/2/99                  1,500    1,499,406     0.7
Prudential Funding, 4.84%, 4/16/99                 1,500    1,496,572     0.7
                                                         ------------   -----
Total Commercial Paper
 (at amortized cost)                                       36,447,535    17.0
                                                         ------------   -----
TOTAL INVESTMENTS
 (amortized cost $233,083,115)                           $228,193,104   106.7
Payable Upon Return of Securities Loaned                   (6,341,379)   (3.0)
Other Assets in Excess of Liabilities                      (8,080,269)   (3.7)
                                                         ------------   -----
Net Assets                                               $213,771,456   100.0%
Less: Outstanding Preferred Stock                         (70,000,000)
                                                         ------------
Net Assets Applicable to 9,502,648 Shares of Common
 Stock Outstanding                                       $143,771,456
                                                         ============
Net Asset Value Per Common Share
 ($143,771,456/9,502,648)                                      $15.13
                                                               ======
------------------------------------------------------------------------------

/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
   1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $24,016,688 or 11.2% of net assets.
/3/Board valued security. These securities amounted to $40,000 or less than
   0.1% of net assets.
/4/Security is in default.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              Pacholder Fund, Inc.



                              First Quarter Report
                                 March 31, 1999

--------------------------------------------------------------------------------

                              PACHOLDER FUND, INC.

                            Directors and Officers

             William J. Morgan              Anthony L. Longi, Jr.
             Chairman and Treasurer         President



             John F. Williamson             James P. Shanahan, Jr.
             Director                       Secretary


             George D. Woodard              James E. Gibson
             Director                       Senior Vice President


             Daniel A. Grant                Mark H. Prenger
             Director                       Assistant Treasurer


                              Investment Objective
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
     investing primarily in high yield, lower rated fixed-income securities of domestic companies.

                               Investment Advisor
                            Pacholder & Company, LLC

                                 Administrator
                     Kenwood Administrative Management, LP

                                   Custodian
                               Firstar Bank, N.A.

                                 Transfer Agent
                               Firstar Bank, N.A.

                                 Legal Counsel
                             Piper & Marbury L.L.P.

                              Independent Auditors
                             Deloitte & Touche LLP

                               Executive Offices
                              Pacholder Fund, Inc.
                              8044 Montgomery Road
                                   Suite 382
                              Cincinnati, OH 45236
                                 (513) 985-3200

--------------------------------------------------------------------------------
            This report is for the information of shareholders of
             Pacholder Fund, Inc. It is not a prospectus, offering
          circular or other representation intended for use in
            connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.
--------------------------------------------------------------------------------